Debt (Term Loan) (Details) (Term Loan [Member], USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2011
Term Loan [Member]
Credit agreement of loan			$ 400.0
Remaining outstanding principal amount	$ 100.0	$ 100.0	$ 150.0